UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                      Report for the Calendar Year or Quarter Ended: 03/31/2005 Check here if Amendment [ ]; Amendment Number:
                              This Amendment (check only one.):
                                    [ ]    is a restatement.
                                    [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------
Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
        ------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
April 19, 2005
Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:         0
                                          ---
Form 13F Information Table Entry Total:    58
                                          ---
Form 13F Information Table Value Total:   $571,979,000 (thousands)
                                           ------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE




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

                                                   STRALEM & COMPANY, INC.
                                                        13F REPORT
                                                      AS OF 12/31/04

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS   (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN SHARED  (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V   OTHER   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COMMON         2824100     16,206,000    347,610            X      0        0       X     0     0
ALTRIA GROUP                    COMMON        2209S103     20,167,000    308,418            X      0        0       X     0     0
AMERICAN EXPRESS                COMMON        25816109        211,000      4,100            X      0        0       X     0     0
AMEREN CORP                     COMMON        23608102     18,765,000    382,876            X      0        0       X     0     0
AMERICAN INTL GROUP             COMMON        26874107     19,278,000    347,915            X      0        0       X     0     0
ANHEUSER BUSH                   COMMON        35229103         28,000        600            X      0        0       X     0     0
APPLI ED BIOSYSTEMS             COMMON        38020103        296,000     15,000            X      0        0       X     0     0
BAXTER INTERNATIONAL            COMMON        71813109         11,000        332            X      0        0       X     0     0
BERKSHIRE HATHAWAY              COMMON        84670207        428,000        150            X      0        0       X     0     0
BOSTON SCIENTIFIC               COMMON       101137107      6,749,000    230,420            X      0        0       X     0     0
BURLINGTON RESOURCES            COMMON       122014103     15,022,000    300,020            X      0        0       X     0     0
CELERA GENOMICS                 COMMON        38020202         62,000      6,000            X      0        0       X     0     0
CHEVRONTEXACO                   COMMON       166751107     28,218,000    483,938            X      0        0       X     0     0
COLGATE PALMOLIVE               COMMON       194162103         21,000        400            X      0        0       X     0     0
COMPUTER SCIENCES               COMMON       205363104     15,193,000    331,370            X      0        0       X     0     0
CON EDISON                      COMMON       209115104     19,219,000    455,646            X      0        0       X     0     0
CONOCOPHILIPPS                  COMMON       20825C104         25,000        228            X      0        0       X     0     0
DUPONT                          COMMON       263534109         10,000        200            X      0        0       X     0     0
EASTMANN CHEMICAL               COMMON       277432100      4,549,000     77,100            X      0        0       X     0     0
FANNIE MAE                      COMMON       313586109        218,000      4,000            X      0        0       X     0     0
FEDERAL HOME LOAN               COMMON       313400301     22,807,000    360,872            X      0        0       X     0     0
FIRST DATA                      COMMON       319963104        430,000     10,950            X      0        0       X     0     0
FORD                            COMMON       345370860          2,000        200            X      0        0       X     0     0
GENERAL ELEC                    COMMON       369604103        209,000      5,800            X      0        0       X     0     0
HEWLETT PACKARD                 COMMON       428236103         69,000      3,162            X      0        0       X     0     0
HOME DEPOT                      COMMON       437076102     22,382,000    585,292            X      0        0       X     0     0
HONEYWELL                       COMMON       438516106        112,000      3,000            X      0        0       X     0     0
IBM                             COMMON       459200101         73,000        800            X      0        0       X     0     0
ILLINOIS TOOL WORKS             COMMON       452308109         40,000        450            X      0        0       X     0     0


                                                   STRALEM & COMPANY, INC.
                                                        13F REPORT
                                                      AS OF 12/31/04

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS   (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN SHARED  (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V   OTHER   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                           COMMON       458140100     15,047,000    647,745            X      0        0       X      0    0
JOHNSON & JOHNSON               COMMON       478160104     16,305,000    242,775            X      0        0       X      0    0
KERR-MCGEE                      COMMON       492386107     31,875,000    406,935            X      0        0       X      0    0
KEYSPAN CORP                    COMMON       49337W100     18,663,000    478,918            X      0        0       X      0    0
KIMBERLY CLARK                  COMMON       494368103        112,000      1,700            X      0        0       X      0    0
LOEWS CORP                      COMMON       540424108     24,604,000    334,610            X      0        0       X      0    0
LOWES                           COMMON       548661107     22,665,000    397,000            X      0        0       X      0    0
MBIA INC                        COMMON       55262C100     19,377,000    370,646            X      0        0       X      0    0
MCDONALDS                       COMMON       580135101     22,924,000    736,150            X      0        0       X      0    0
MEDTRONICS                      COMMON       585055106      7,475,000    146,716            X      0        0       X      0    0
MELLON FINANCIAL                COMMON       58551A108         26,000        900            X      0        0       X      0    0
MICROSOFT                       COMMON       594918104     13,990,000    578,830            X      0        0       X      0    0
OCCIDENTAL PETROLEUM            COMMON       674599105     15,317,000    215,222            X      0        0       X      0    0
PEPSICO                         COMMON       713448108        403,000      7,600            X      0        0       X      0    0
PFIZER INC                      COMMON       717081103     15,084,000    574,174            X      0        0       X      0    0
PROCTER & GAMBLE                COMMON       742718109        530,000     10,000            X      0        0       X      0    0
PROGRESS ENERGY                 COMMON       743263105     18,229,000    434,546            X      0        0       X      0    0
ROYAL DUTCH                     COMMON       780257804        138,000      2,300            X      0        0       X      0    0
SARA LEE                        COMMON       803111103     22,403,000  1,010,980            X      0        0       X      0    0
SBC COMMUNICATIONS              COMMON       78387G103        219,000      7,896            X      0        0       X      0    0
SOUTHERN CO                     COMMON       842587107     18,439,000    579,290            X      0        0       X      0    0
SUNOCO                          COMMON       86764P109     24,719,000    302,520            X      0        0       X      0    0
TEXAS INSTRUMENTS               COMMON       882508104        127,000      5,000            X      0        0       X      0    0
UNITED HEALTH GROUP             COMMON       91324P102     28,267,000    296,360            X      0        0       X      0    0
VODAPHONE                       COMMON       92857W100         13,000        500            X      0        0       X      0    0
WAL MART                        COMMON       931142103        541,000     10,800            X      0        0       X      0    0
WELLS FARGO                     COMMON       949746101        520,000      8,700            X      0        0       X      0    0
WHIRLPOOL                       COMMON       963320106     23,106,000    341,142            X      0        0       X      0    0
XEROX                           COMMON       263534109         61,000      4,000            X      0        0       X      0    0
                                                          ----------- ----------
                                                          571,979,000 12,420,804